GAIN FROM DEREGISTRATION OF SUBSIDIARIES (Details) ¥ in Thousands, $ in Thousands	3 Months Ended			6 Months Ended
	Jun. 30, 2022 USD ($)	Jun. 30, 2022 CNY (¥)	Jun. 30, 2021 CNY (¥)	Jun. 30, 2022 USD ($)	Jun. 30, 2022 CNY (¥)	Jun. 30, 2021 CNY (¥)
Gain from deregistration of subsidiaries	$ 14	¥ 91	¥ 1,181	$ 44	¥ 295	¥ 1,325